Submission	Jul. 30, 2026
Submission [Line Items]
Central Index Key	0001472215
Registrant Name	Nuveen Mortgage & Income Fund/MA/
Registration File Number	333-296031
Form Type	N-2
Submission Type	N-2/A
Fee Exhibit Type	EX-FILING FEES